Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Cheche Group Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001965473
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41801
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8/F, Desheng Hopson Fortune Plaza
Entity Address, Address Line Two	13-1 Deshengmenwai Avenue
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100088
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Business Contact
Document Information Line Items
Contact Personnel Name	Lei Zhang
Entity Address, Address Line One	8/F, Desheng Hopson Fortune Plaza
Entity Address, Address Line Two	13-1 Deshengmenwai Avenue
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100088
Entity Address, Country	CN
City Area Code	(86)
Local Phone Number	10 5083-0911
Class A ordinary shares, $0. 00001 par value per share
Document Information Line Items
Trading Symbol	CCG
Title of 12(b) Security	Class A ordinary shares, $0.00001 par value per share
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Document Information Line Items
Trading Symbol	CCGWW
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	56,844,205
Class B ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	18,596,504